Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(5) ($)	Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Loss ($, in millions)	Adjusted EBITDA ($, in millions)
2023	2,915,546	1,065,152	1,286,574	604,442	11.9	221.1	179.9	64.4
2022	8,330,437	1,666,533	2,023,148	571,224	20.0	132.8	68.4	97.1
2021	9,090,588	(33,614)	4,395,365	1,078,429	50.2	206.8	58.2	96.7
2020	8,626,209	10,369,020	5,125,166	5,742,921	128.5	150.0	51.2	99.9

(1) The PEO in all reporting years is John T. (Jack) McDonald. The NEOs in the 2023 reporting year are: Michael D. Hill, Daniel Doman, Oliver Yates, and Paul Miller. The NEOs in the 2022 reporting year are: Michael D. Hill, Kin Gill, Daniel Doman, Ian Burk and Rodney C. Favaron. The NEOs in the 2021 reporting year are: Michael D. Hill, Kin Gill and Rodney C. Favaron. The NEOs in the 2020 reporting year are: Michael D. Hill, Rodney C. Favaron and Timothy W. Mattox.
(2) The dollar amounts reported are the amounts of total compensation reported for Mr. McDonald for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation — 2023 Summary Compensation Table.”
(3) The dollar amounts reported represent the amount of compensation actually paid (“CAP”) to Mr. McDonald, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McDonald during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. McDonald’s total compensation for each year to determine the CAP.
(4) The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year.
(5) The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.
(6) Represents the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 in the Company. The Company has not paid any cash dividends and, therefore, the Cumulative TSR calculation on its Common Stock is based solely upon stock price appreciation or depreciation and does not include any reinvestment of cash dividends.
	(7) The peer group used for this purpose is the Nasdaq Computer Technology Index, which is consistent with the disclosure required under Regulation S-K Item 201(e).
PEO Total Compensation Amount	$ 2,915,546	$ 8,330,437	$ 9,090,588	$ 8,626,209
PEO Actually Paid Compensation Amount	$ 1,065,152	1,666,533	(33,614)	10,369,020
Adjustment To PEO Compensation, Footnote
Pay Versus Performance Calculation Detail

	PEO				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020

Summary Compensation Table Total	$2,915,546	$8,330,437	$9,090,588	$8,626,209	$1,286,574	$2,023,148	$4,395,365	$5,125,166
Less: Reported Fair Value of Equity Awards(a)	$(2,325,000)	$(7,749,375)	$(8,319,184)	$(8,035,196)	$(910,013)	$(1,724,570)	$(3,989,417)	$(5,056,500)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested	$845,997	$1,132,023	$744,002	$8,502,148	$306,673	$367,775	$982,933	$3,824,243
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested	$(259,791)	$(221,378)	$(617,667)	$610,800	$(114,190)	$(127,923)	$(776,423)	$254,500
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$139,336	$439,625	$746,243	$769,776	$151,527	$247,244	$945,402	$1,636,069
Add: Changes in Fair Value of Equity Awards Granted in Prior Years that vested in the Year	$(250,936)	$(264,799)	$(1,677,596)	$(104,717)	$(116,129)	$(214,450)	$(479,431)	$(40,557)
Compensation Actually Paid	$1,065,152	$1,666,533	$(33,614)	$10,369,020	$604,442	$571,224	$1,078,429	$5,742,921
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year. Refer to Executive Compensation — Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 1,286,574	2,023,148	4,395,365	5,125,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 604,442	571,224	1,078,429	5,742,921
Adjustment to Non-PEO NEO Compensation Footnote
Pay Versus Performance Calculation Detail

	PEO				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020

Summary Compensation Table Total	$2,915,546	$8,330,437	$9,090,588	$8,626,209	$1,286,574	$2,023,148	$4,395,365	$5,125,166
Less: Reported Fair Value of Equity Awards(a)	$(2,325,000)	$(7,749,375)	$(8,319,184)	$(8,035,196)	$(910,013)	$(1,724,570)	$(3,989,417)	$(5,056,500)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested	$845,997	$1,132,023	$744,002	$8,502,148	$306,673	$367,775	$982,933	$3,824,243
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested	$(259,791)	$(221,378)	$(617,667)	$610,800	$(114,190)	$(127,923)	$(776,423)	$254,500
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$139,336	$439,625	$746,243	$769,776	$151,527	$247,244	$945,402	$1,636,069
Add: Changes in Fair Value of Equity Awards Granted in Prior Years that vested in the Year	$(250,936)	$(264,799)	$(1,677,596)	$(104,717)	$(116,129)	$(214,450)	$(479,431)	$(40,557)
Compensation Actually Paid	$1,065,152	$1,666,533	$(33,614)	$10,369,020	$604,442	$571,224	$1,078,429	$5,742,921
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year. Refer to Executive Compensation — Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The relationship between (a) the amount of compensation actually paid to Mr. McDonald and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McDonald) and (b) the Company’s cumulative TSR over the period is reflected below.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The relationship between (a) the amount of compensation actually paid to Mr. McDonald and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McDonald) and (b) the Company’s net loss for the years ended December 31, 2020, 2021, 2022 and 2023 is reflected in the graph below.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As described above, Adjusted EBITDA as net income (loss), calculated in accordance with GAAP, adjusted for depreciation and amortization expense, interest expense, net, other expense (income), net, provision (benefit) for income taxes, stock-based compensation expense, acquisition-related expenses, non-recurring litigation costs, purchase accounting adjustments for deferred revenue and impairment of goodwill. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted EBITDA when setting goals in the Company’s short-term incentive compensation program, as well as for setting goals for the performance-based RSUs that are awarded to the NEOs.
The relationship between (a) the amount of compensation actually paid to Mr. McDonald and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McDonald) and (b) the Company’s Adjusted EBITDA for the years ended December 31, 2020, 2021, 2022 and 2023 is reflected below.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The Company’s cumulative TSR from December 31, 2019 to December 31, 2023 was (88)% while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Computer Technology Index, was 121% over the same period. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The following graph sets forth the Company’s cumulative TSR and the cumulative TSR of the peer group presented for this purpose, the Nasdaq Computer Technology Index, from December 31, 2019 to December 31, 2023.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Adjusted EBITDA
•Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 11.9	20.0	50.2	128.5
Peer Group Total Shareholder Return Amount	221.1	132.8	206.8	150.0
Net Income (Loss)	$ (179,900,000)	$ (68,400,000)	$ (58,200,000)	$ (51,200,000)
Company Selected Measure Amount	64,400,000	97,100,000	96,700,000	99,900,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
PEO | reported fair value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,325,000)	$ (7,749,375)	$ (8,319,184)	$ (8,035,196)
PEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	845,997	1,132,023	744,002	8,502,148
PEO | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,791)	(221,378)	(617,667)	610,800
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,336	439,625	746,243	769,776
PEO | Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(250,936)	(264,799)	(1,677,596)	(104,717)
Non-PEO NEO | reported fair value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(910,013)	(1,724,570)	(3,989,417)	(5,056,500)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,673	367,775	982,933	3,824,243
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,190)	(127,923)	(776,423)	254,500
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,527	247,244	945,402	1,636,069
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (116,129)	$ (214,450)	$ (479,431)	$ (40,557)